Nov. 13, 2018
Nationwide Risk-Based International Equity ETF
Nationwide Risk-Based International Equity ETF
NATIONWIDE RISK-BASED U.S. EQUITY ETF (RBUS)

NATIONWIDE RISK-BASED INTERNATIONAL EQUITY ETF (RBIN)

each a series of ETF Series Solutions

(each, a “Fund”, and together, the “Funds”)

November 13, 2018

Supplement to the

Prospectus and Statement of Additional Information,

each dated September 11, 2017, as previously supplemented

Effective immediately, the name of each Fund’s underlying index has been changed as follows:

Fund	Old Index Name	New Index Name
Nationwide Risk-Based U.S. Equity ETF	R Risk-Based US Index	Rothschild & Co Risk-Based US Index
Nationwide Risk-Based International Equity ETF	R Risk-Based International Index	Rothschild & Co Risk-Based International Index

Additionally, the name of the Funds’ index provider has been changed as follows:

Old Index Provider Name	New Index Provider Name
Rothschild Risk Based Investments LLC	Rothschild & Co Risk Based Investments LLC

All other aspects of each Index and the index provider, other than those described above, remain unchanged. All references in the Prospectus and Statement of Additional Information to the old names are revised to refer to the new names.

Please retain this Supplement with your Prospectus and Statement of Additional Information for future reference.